Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	June 30	December 31,
	2024	2023

Infobird Guiyang	$—	$—
Infobird Anhui	—	—
Shanghai Qishuo	—	—
Total	$—	$—